REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of EAS Crow Point Alternatives Fund,

Crow Point Global Tactical Allocation Fund, and Crow Point Alternative Income Fund

In planning and performing our audits of the financial statements of EAS Crow Point Alternatives Fund, Crow Point Global Tactical Allocation Fund, and Crow Point Alternative Income Fund, each a series of shares of beneficial interest in 360 Funds (the “Funds”), as of September 30, 2019, and for the year then ended, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (“GAAP”). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the funds; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the funds are being made only in accordance with authorizations of management and trustees of the funds; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we identified the following deficiencies in internal control over financial reporting that we consider to be material weaknesses, as defined above. These conditions were considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Funds as of and for the year ended September 30, 2019, and this report does not affect our report thereon dated January 28, 2020. As of and for the year ended September 30, 2019, we noted that the Investment Advisor’s controls over the Funds’ investment in a private security were not operating effectively and as a result, the existence, the right of ownership, and the fair value determinations of this private investment were not supported by an appropriate verifiable analysis.

This report is intended solely for the information and use of management, the shareholders of EAS Crow Point Alternatives Fund, Crow Point Global Tactical Allocation Fund, and Crow Point Alternative Income Fund, the Board of Trustees of 360 Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

BBD, LLP

Philadelphia, Pennsylvania

January 28, 2020